Stock-Based Compensation - Summary of the SAR Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Vivint
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Beginning Balance (shares)	18,664,137	6,696,660
Converted (shares)		3,259,934
Granted (shares)	5,649,573	11,186,936
Forfeited (shares)	(2,320,552)	(2,307,172)
Exercised (shares)	0	(172,221)
Outstanding, Ending Balance (shares)	21,993,158	18,664,137	6,696,660
Unvested shares expected to vest (shares)	19,334,407
Exercisable (shares)	2,658,751
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Exercise Price Per Share, Outstanding, Beginning Balance (in dollars per share)	$ 0.87	$ 1.04
Weighted Average Exercise Price Per Share, Converted (in dollars per share)		0.70
Weighted Average Exercise Price Per Share, Granted (in dollars per share)	1.22	1.03
Weighted Average Exercise Price Per Share, Forfeited (in dollars per share)	0.92	0.80
Weighted Average Exercise Price Per Share, Exercised (in dollars per share)	0	0.68
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance (in dollars per share)	0.96	$ 0.87	$ 1.04
Weighted Average Exercise Price Per Share, Unvested shares expected to vest (in dollars per share)	0.98
Weighted Average Exercise Price Per Share, Exercisable (in dollars per share)	$ 0.78
Outstanding, Weighted Average Remaining Contractual Life	8 years 2 months 22 days	8 years 7 months 28 days	8 years 7 months 13 days
Unvested shares expected to vest, Weighted Average Remaining Contractual Life	8 years 4 months 13 days
Converted, Weighted Average Remaining Contractual Life			8 years 7 months 13 days
Exercisable at End of Period, Weighted Average Remaining Contractual Life	7 years 2 months 12 days
Outstanding, Aggregate Intrinsic Value	$ 0	$ 3,628,498	$ 1,734,748
Unvested shares expected to vest, Aggregate Intrinsic Value	0
Exercisable, Aggregate Intrinsic Value	$ 0
Vivint Wireless | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Beginning Balance (shares)	81,000	70,000
Granted (shares)	0	11,000
Forfeited (shares)	(63,500)	0
Exercised (shares)	0	0
Outstanding, Ending Balance (shares)	17,500	81,000	70,000
Unvested shares expected to vest (shares)	7,000
Exercisable (shares)	10,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Exercise Price Per Share, Outstanding, Beginning Balance (in dollars per share)	$ 13.26	$ 5
Weighted Average Exercise Price Per Share, Granted (in dollars per share)	0.00	65.84
Weighted Average Exercise Price Per Share, Forfeited (in dollars per share)	15.54	0.00
Weighted Average Exercise Price Per Share, Exercised (in dollars per share)	0.00	0.00
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance (in dollars per share)	5.00	$ 13.26	$ 5
Weighted Average Exercise Price Per Share, Unvested shares expected to vest (in dollars per share)	5.00
Weighted Average Exercise Price Per Share, Exercisable (in dollars per share)	$ 5.00
Outstanding, Weighted Average Remaining Contractual Life	6 years 4 months 28 days	7 years 7 months 27 days	8 years 4 months 28 days
Unvested shares expected to vest, Weighted Average Remaining Contractual Life	6 years 4 months 28 days
Exercisable at End of Period, Weighted Average Remaining Contractual Life	6 years 4 months 28 days